Basis of Presentation	12 Months Ended
Dec. 31, 2020
Basis of Presentation [Abstract]
Basis of Presentation
2.1	BASIS OF PRESENTATION
Basis of preparation
The Group’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) and the Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”) issued by the International Accounting Standards Board (“IASB”). For the purpose of preparation of the consolidated financial statements, information is considered material if such information is reasonably expected to influence decision made by primary users.
The consolidated financial statements have been prepared on a historical cost basis, except for financial assets at fair value through profit or loss, stock loan, derivative financial asset and derivative financial liability which are measured at fair value. The consolidated financial statements are presented in Hong Kong Dollars (“HK$”) unless otherwise stated.

2.2	APPLICATION OF AMENDMENTS TO IFRSs
Amendments to IFRSs that are mandatorily effective for current year
In the current year, the Group has applied the Amendments to References to the Conceptual Framework in IFRS Standards and the following amendments to IFRSs issued by IASB for the first time, which are mandatorily effective for the annual periods beginning on or after 1 January 2020 for the preparation of the consolidated financial statements:

Amendments to IAS 1 and IAS 8	Definition of Material
Amendments to IFRS 3	Definition of Business
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform
Except as described below, the application of the Amendments to References to the Conceptual Framework in IFRS Standards and the amendments to IFRSs in the current year had no material impact on the Group’s financial positions and performance for the current and prior years and/or on the disclosures set out in these consolidated financial statements.
Impacts on application of Amendments to IAS 1 and IAS 8 Definition of Material
The Group has applied the Amendments to IAS 1 and IAS 8 for the first time in the current year. The amendments provide a new definition of material that states “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments also clarify that materiality depends on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements taken as a whole.

2.3	ISSUED BUT NOT YET EFFECTIVE IFRSs
New and amendments to IFRSs in issue but not yet effective
The Group has not early applied the following new and amendments to IFRSs and International Accounting Standards (“IASs”) that have been issued but are not yet effective:

IFRS 17	Insurance Contracts and the related Amendments 1
Amendments to IFRS 16	Covid-19-Related Rent Concessions 4
Amendments to IFRS 3	Reference to the Conceptual Framework 2
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform—Phase 2 5
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture 3
Amendments to IAS 1	Classification of Liabilities as Current or Non-current 1
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies 1
Amendments to IAS 8	Definition of Accounting Estimate 1
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use 2
Amendments to IAS 37	Onerous Contracts—Cost of Fulfilling a Contract 2
Amendments to IFRS Standards	Annual Improvements to IFRS Standards 2018-2020 2

1	Effective for annual periods beginning on or after January 1, 2023
2	Effective for annual periods beginning on or after January 1, 2022
3	Effective for annual periods beginning on or after a date to be determined
4	Effective for annual periods beginning on or after June 1, 2020
5	Effective for annual periods beginning on or after January 1, 2021
Except for the amendments to IFRSs described below, the directors of the Company anticipate that application of all other new and amendments to IFRSs will have no material impact on the Group’s financial position and financial performance when they become effective.
Impact on amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform—Phase 2
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform—Phase 2 relate to the modification of financial assets, financial liabilities and lease liabilities, specific hedge accounting requirements and disclosure requirements applying IFRS 7 to accompany the amendments regarding modifications and hedge accounting.

•
Modification of financial assets, financial liabilities and lease liabilities. A practical expedient is introduced for modifications required by the reform (modifications required as a direct consequence of the interest rate benchmark reform and made on an economically equivalent basis). These modifications are accounted for by updating the effective interest rate. All other modifications are accounted for using the current IFRSs requirements. A similar practical expedient is proposed for lessee accounting applying IFRS 16;

•
Hedge accounting requirements. Under the amendments, hedge accounting is not discontinued solely because of the interest rate benchmark reform. Hedging relationships (and related documentation) are required to be amended to reflect modifications to the hedged item, hedging instrument and hedged risk. Amended hedging relationships should meet all qualifying criteria to apply hedge accounting, including effectiveness requirements; and

•
Disclosures. The amendments require disclosures in order to allow users to understand the nature and extent of risks arising from the interest rate benchmark reform to which the Group is exposed to and how the entity manages those risks as well as the entity’s progress in transitioning from interbank offered rates to alternative benchmark rates, and how the entity is managing this transition.

As of December 31, 2020, the Group has several London Interbank Offered Rate (“LIBOR”) and Hong Kong Interbank Offered Rate (“HIBOR”) bank loans which may be subject to interest rate benchmark reform. The Group expects no significant gains or losses should the interest rate benchmark for these loans change resulting from the reform on application of the amendments.
Impact on amendments to IAS 1 Classification of Liabilities as Current or
Non-current
The amendments provide clarification and additional guidance on the assessment of right to defer settlement for at least twelve months from reporting date for classification of liabilities as current or non-current,
which:

•	specify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period. Specifically, the amendments clarify that:

(i)	the classification should not be affected by management intentions or expectations to settle the liability within 12 months; and

(ii)
if the right is conditional on the compliance with covenants, the right exists if the conditions are met at the end of the reporting period, even if the lender does not test compliance until a later date;

•
clarify that if a liability has terms that could, at the option of the counterparty, result in its settlement by the transfer of the entity’s own equity instruments, these terms do not affect its classification as current or non-current
only if the entity recognises the option separately as an equity instrument applying IAS 32.

As of December 31, 2020, the Group’s outstanding convertible instruments include counterparty conversion options that do not meet equity instruments classification by applying IAS 32. The Group classified as current or non-current
based on the earliest date in which the Group has the obligation to redeem these instruments through cash settlement. The host debt component is measured at amortised cost with carrying amount of HK$103,278,429 and the derivative component (including the conversion options) is measured at fair value with carrying amount of HK$12,954,313 as of 31 December 2020, both of which are classified as non-current
as set out in Note 24. Upon the application of the amendments, in addition to the obligation to redeem through cash settlement, the transfer of equity instruments upon the exercise of the conversion options that do not meet equity instruments classification also constitute settlement of the convertible instruments. Given that the convertible options are exercisable anytime after six months following the date of issuance, the host liability and the derivative component amounting to HK$116,232,742 would be reclassified to current liabilities as the holders have the option to convert within twelve months.

2.4	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation
The consolidated financial statements include the financial statements of the Company and its subsidiaries for the years ended December 31, 2018, 2019 and 2020. A subsidiary is an entity, directly or indirectly, controlled by the Company. Control is achieved when the Group has power over investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).
The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described above.
The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.
Profit or loss and each item of other comprehensive income, if any, is attributed to the owners of the parent of the Group (including ordinary shareholders and holders of perpetual securities) and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions among members of the Group are eliminated in full on consolidation.
Fair value measurement
The Group measures its derivative financial instruments, debt and equity investments at fair value at the end of each reporting period. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a
non-financial
asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 —	based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 —	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3 —	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
For assets and liabilities that are recognised in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
Impairment of
non-financial
assets
Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than financial assets), the asset’s recoverable amount is estimated. An asset’s recoverable amount is the higher of the asset’s value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs.
An impairment loss is recognised only if the carrying amount of an asset exceeds its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.
An assessment is made at the end of each reporting period as to whether there is an indication that previously recognised impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognised impairment loss of an asset other than goodwill is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation) had no impairment loss been recognised for the asset in prior years. A reversal of such an impairment loss is credited to profit or loss in the period in which it arises.

Related parties
A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or of a parent of the Group;
or

(b)	the party is an entity where any of the following conditions applies:

(i)	the entity and the Group are members of the same group;

(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);

(iii)	the entity and the Group are joint ventures of the same third party;

(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group; and the sponsoring employers of the post-employment benefit plan;

(vi)	the entity is controlled or jointly controlled by a person identified in (a);

(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and

(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.
Property, plant and equipment and depreciation
Property, plant and equipment are stated at cost less accumulated depreciation and any impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use.
Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the year in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalised in the carrying amount of the asset as a replacement. Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognises such parts as individual assets with specific useful lives and depreciates them accordingly.
Depreciation is calculated on a straight-line basis to write off the cost or valuation of each item of property, plant and equipment to its residual value over its estimated useful life. The principal annual rates used for this purpose are as follows:

Furniture and fixtures	20%
Computer equipment	33 1 / 3%
Where parts of an item of property, plant and equipment have different useful lives, the cost of that item is allocated on a reasonable basis among the parts and each part is depreciated separately. Residual values, useful lives and the depreciation method are reviewed, and adjusted if appropriate, at least at each financial year end.
An item of property, plant and equipment including any significant part initially recognised is derecognised upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on disposal or retirement recognised in profit or loss in the year the asset is derecognised is the difference between the net sales proceeds and the carrying amount of the relevant asset.
Intangible assets (other than goodwill)
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination or asset acquisition is the fair value at the date of acquisition. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with indefinite useful lives are tested for impairment annually either individually or at the cash-generating unit level. Such intangible assets are not amortised. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.
Licenses
Purchased licenses are stated at cost less any impairment losses and have indefinite useful life.
Financial instruments—Investments and other financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition, and subsequently measured at amortised cost or fair value.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of accounts receivable that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Accounts receivable that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for “Revenue recognition” below.
In order for a financial asset to be classified and measured at amortised cost, the contractual terms needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding and the financial asset is held within a business model whose objective is to collect contractual cash flows.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortised cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows. Financial assets which are not held within the aforementioned business models are classified and measured at fair value through profit or loss.
All regular way purchases or sales of financial assets are recognised and derecognised on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

Subsequent measurement
The subsequent measurement of financial assets depends on their classification as follows:
Financial assets at amortised cost (debt instruments)
Financial assets at amortised cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognised in the consolidated statements of profit or loss when the asset is derecognised, modified or impaired.
The effective interest method is a method of calculating the amortised cost of a financial asset and of allocating interest income and interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts and payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss are carried in the consolidated statements of financial position at fair value with net changes in fair value recognised in profit or loss.
This category includes debt investments which the Group has irrevocably classify at fair value through profit or loss, derivative instruments and equity investments which the Group had not irrevocably elected to classify at fair value through other comprehensive income. Dividends on equity investments classified as financial assets at fair value through profit or loss are recognised as revenue in the consolidated statements of profit or loss when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.
Derecognition of financial assets
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognised (i.e., removed from the Group’s consolidated statement of financial position) when:

•	the rights to receive cash flows from the asset have expired; or

•
the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a “pass-through” arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognise the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognises an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.
Impairment of financial assets
The Group recognises an allowance for expected credit losses (“ECLs”) for all debt instruments at fair value through other comprehensive income, if any, and financial assets not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
General approach
For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next
12-months
(a
12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
At each reporting date, the Group assesses whether the credit risk on a financial asset has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial asset as of the reporting date with the risk of a default occurring on the financial asset as of the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.
The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.
Financial assets at amortised cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for accounts receivable which apply the simplified approach as detailed below.

Stage 1 —	Financial assets for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 —
Financial assets for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 —
Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Interest income is calculated based on the gross carrying amount of the financial asset unless the financial asset is credit-impaired, in which case interest income is calculated based on amortized cost of the financial asset.
Simplified approach
For accounts receivable that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognises a loss allowance based on lifetime ECLs at each reporting date.
Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at amortised cost or at fair value through profit or loss (warrants and derivative financial instruments), as appropriate.
All financial liabilities are recognised initially at fair value and, in the case of financial liabilities at amortised cost, net of directly attributable transaction costs. Transaction costs directly attributable to the acquisition of financial liabilities at fair value through profit or loss are recognised immediately in profit or loss
The Group’s financial liabilities include accounts payable, margin loans payable, bank borrowings, financial liabilities included in other payables and accruals, derivative financial liability and convertible bond.
Subsequent measurement
The subsequent measurement of financial liabilities depends on their classification as follows:
Financial liabilities at amortised cost
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortised cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognised in profit or loss when the liabilities are derecognised as well as through the effective interest rate amortisation process.
Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortisation is included in finance costs in profit or loss.

Convertible bonds
If the conversion option of convertible bond exhibits characteristics of an embedded derivative, it is separated from its liability component. On initial recognition, the derivative component of the convertible bond is measured at fair value and presented as part of derivative financial instruments. Any excess of proceeds over the amount initially recognised as the derivative component is recognised as the liability component. Transaction costs are apportioned between the liability and derivative components of the convertible bond based on the allocation of proceeds to the liability and derivative components when the instruments are initially recognised. The portion of the transaction costs relating to the liability component is recognised initially as part of the liability. The portion relating to the derivative component is recognised immediately in the statement of profit or loss.
Derecognition of financial liabilities
A financial liability is derecognised when the obligation under the liability is discharged or cancelled, or expires.
When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognised in profit or loss.
Derivative financial instruments
Derivative financial asset is initially recognised at fair value on the date on which a derivative contract is entered into and is subsequently remeasured at fair value. Derivative financial instruments is carried as an asset when the fair value is positive and as a liability when the fair value is negative. Any gain or loss arising from changes in fair value of the derivative financial instruments is taken directly to profit or loss.

Day 1 profit or loss
If the fair value of the derivative financial instrument at initial recognition differs from the transaction price and the fair value is not evidenced by a quoted price in an active market for an identical asset or liability (i.e. a Level 1 input) or a valuation technique that uses only data from observable markets, the difference between the fair value at initial recognition and the transaction price is the deferred and is only recognised as a gain or loss during the term of the derivative financial instrument using a systematic basis that reflects a change in a factor (including time) that market participants would take into account when pricing the derivative financial instrument.
Cash and cash equivalents
For the purpose of the consolidated statements of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short maturity of generally within three months when acquired, less bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management.
For the purpose of the consolidated statements of financial position, cash and cash equivalents comprise cash on hand and at banks, including term deposits, and assets similar in nature to cash, which are not restricted as to use.
Provisions
A provision is recognised when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.
When the effect of discounting is material, the amount recognised for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in profit or loss.
Income tax
Income tax comprises current and deferred tax. Income tax relating to items recognised outside profit or loss is recognised outside profit or loss, either in other comprehensive income or directly in equity.
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period, taking into consideration interpretations and practices prevailing in the countries in which the Group operates.
Deferred tax is provided, using the liability method, on all temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax liabilities are recognised for all taxable temporary differences, except:

•
when the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognised for all deductible temporary differences, and the carryforward of unused tax credits and any unused tax losses. Deferred tax assets are recognised to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, the carryforward of unused tax credits and unused tax losses can be utilised, except:

•
when the deferred tax asset relating to the deductible temporary differences arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•
in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognised to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilised.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilised. Unrecognised deferred tax assets are reassessed at the end of each reporting period and are recognised to the extent that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realised or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied to the same taxable entity by the same taxation authority in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.
Revenue recognition
Revenue from contracts with customers
Revenue from contracts with customers is recognised when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognised will not occur when the associated uncertainty with the variable consideration is subsequently resolved.
The primary components of fee and commission income are investment banking fee and income and asset management fee.

(a)	Investment banking fee and income
Investment banking service income is composed of underwriting commission, brokerage fee and financial advisory fee. Underwriting commission earned from underwriting equity and debt securities is recognised at the point in time when the Group’s performance under the terms of a contractual arrangement is completed, which is typically at the closing of a transaction if there is no uncertainty or contingency related to the amount to be paid. The normal credit term is 60 to 120 days upon the completion of performance.
Brokerage fee earned from sales of equity and debt securities from underwriting is recognised at the point in time when the associated service is fulfilled, generally on the trade execution date.
Financial advisory fee is recognised over the advisory service period when revenue is not probable of a significant reversal. The majority of the contracts have a duration of 90 to 180 days.

(b)	Asset management fee
Asset management fee primarily includes fees associated with asset management, performance-based incentive fee, brokerage and handling fee. The management fee and the performance-based incentive fee are earned for the provision of asset management services, which include portfolio diversification and rebalancing. These services represent a single performance obligation comprised of a series of distinct services which are substantially the same, being provided continuously over the contract period. Asset management fees, some of which are received in advance, consist of management and performance fees that are fixed or variable consideration. Variable consideration is determined based on underlying assets under management, i.e. AUM, of a customer’s account at a specified period end. Management fee is recognised when services are performed. Fixed consideration is recognised over the schedule period on a straight-line basis because the customer simultaneously receives and consumes the benefits provided by the Company. Performance-based incentive fee is recognised when the performance target is met and the revenue is not probable of a significant reversal.
For asset management services, when a single contract contains two performance obligations, the stand-alone selling prices of each of the distinct services underlying the performance obligations (i.e. management fee and performance-based incentive fee for asset management service and brokerage and handling fee for transaction processing service) are stated separately in the contract. These are the observable prices of services when the Company sells each of them separately.
Brokerage and handling fees are recognised at the point in time when the associated service is fulfilled, generally on the trade execution date.

Revenue from other sources
Fair value changes on financial assets at fair value through profit or loss, stock loan and derivative financial assets are recognised in the period in which they arise. Gain/loss recognised during the period for the financial assets at fair value through profit or loss, stock loan and derivative financial asset disposed during the current period is recognised as gain/loss related to disposed investment, whereas gain/loss recognised during the period for those financial assets at fair value through profit or loss, stock loan and derivative financial asset held at the end of the reporting period is recognised as net fair value changes on financial assets at fair value through profit or loss and stock loan and net fair value changes on derivative financial asset.
Dividend income is recognised when the shareholders’ right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably.
Contract liabilities
A contract liability is recognised when the payment is made and received or the payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. Contract liabilities are recognised as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).
For certain customers of asset management service, the Company requires upfront payment of management fee and recorded such upfront fee as contract liabilities in other payables and accruals. Upfront fee is recognised as revenue based on the time elapsed for the service period. Asset management contracts normally cover periods of one to three years.
Government grant
Government grants are not recognised until there is reasonable assurance that the Group will comply with the conditions attaching to the grants and that the grants will be received.
Government grants are recognised in profit or loss on a systematic basis over the periods in which the Group recognises as expenses the related costs for which the grants are intended to compensate. Specifically, government grants whose primary condition is that the Group should purchase, construct or otherwise acquire non-current
assets (including property, plant and equipment) are recognised as deferred income in the consolidated statement of financial position and transferred to profit or loss on a systematic and rational basis over the useful lives of the related assets.
Government grants that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Group with no future related costs are recognised in profit or loss in the period in which they become receivable. Such grants are presented under other income.

Employee benefits
Retirement benefit cost
The Group operates a defined contribution Mandatory Provident Fund retirement benefit scheme (the “MPF Scheme”) under the Mandatory Provident Fund Schemes Ordinance for all of its employees. Contributions are made based on a percentage of the employees’ basic salaries and are charged to profit or loss as they become payable in accordance with the rules of the MPF Scheme. The assets of the MPF Scheme are held separately from those of the Group in an independently administered fund. The Group’s employer contributions vest fully with the employees when contributed into the MPF Scheme.
Foreign currencies
These financial statements are presented in Hong Kong dollars, which is the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Foreign currency transactions recorded by the entities in the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency rates of exchange ruling at the end of the reporting period. Differences arising on settlement or translation of monetary items are recognised in profit or loss.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Non-monetary
items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured. The gain or loss arising on translation of a non-monetary
item measured at fair value is treated in line with the recognition of the gain or loss on change in fair value of the item (i.e., translation difference on the item whose fair value gain or loss is recognised in other comprehensive income or profit or loss is also recognised in other comprehensive income or profit or loss, respectively).
In determining the exchange rate on initial recognition of the related asset, expense or income on the derecognition of a non-monetary
asset or
non-monetary
liability relating to an advance consideration, the date of initial transaction is the date on which the Group initially recognises the non-monetary
asset or
non-monetary
liability arising from the advance consideration. If there are multiple payments or receipts in advance, the Group determines the transaction date for each payment or receipt of the advance consideration.
For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated at exchange rates prevailing on the reporting date. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. Exchange differences arising, if any, are recognised in other comprehensive income and accumulated in a exchange reserve (attributed to non-controlling
interests as appropriate).
On the disposal of a foreign operation (i.e. a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation of which the retained interest becomes a financial asset), all of the exchange differences accumulated in a foreign exchange translation reserve in respect of that operation attributable to the owners of the Company are reclassified to profit or loss.
In addition, in relation to a partial disposal of a subsidiary that includes a foreign operation that does not result in the Group losing control over the subsidiary, the proportionate share of accumulated exchange differences are re-attributed
to
non-controlling
interests and are not recognised in profit or loss. For all other partial disposals, the proportionate share of the accumulated exchange differences is reclassified to profit or loss.